Summary of Activity in Two Thousand Seven Plan (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share options (common share equivalents)
Beginning Balance	1,431,813	1,159,346	961,031
Options granted during the period	246,722	341,532	257,428
Options exercised during the period	(65,468)		(32,495)
Options expired during the period	(45,638)	(38,317)	(6,532)
Options forfeited during the period	(42,752)	(30,748)	(20,086)
Ending Balance	1,524,677	1,431,813	1,159,346
Options exercisable at period end	875,083
Options vested and expected to vest at period end	1,453,930
Weighted average exercise price
Beginning Balance	$ 22.41	$ 26.62	$ 29.63
Options granted during the period	22.75	9.77	14.20
Options exercised during the period	14.67		11.90
Options expired during the period	25.55	31.33	30.99
Options forfeited during the period	16.04	29.97	33.70
Ending Balance	22.88	$ 22.41	$ 26.62
Options exercisable at period end	27.04
Options vested and expected to vest at period end	$ 23.15
Restricted Share Units
Restricted share units
Beginning Balance	693,903	617,523	633,218
Share units granted during the period	289,800	361,152	277,336
Share units vested during the period	(244,633)	(254,024)	(272,945)
Share units forfeited during the period	(46,022)	(30,748)	(20,086)
Ending Balance	693,048	693,903	617,523
Share units outstanding and expected to vest at period end	620,950
Weighted average grant date fair value
Beginning Balance	$ 14.72	$ 21.70	$ 27.99
Share units granted during the period	20.82	9.81	13.01
Share units vested during the period	18.33	24.26	26.00
Share units forfeited during the period	14.24	25.93	30.31
Ending Balance	16.03	$ 14.72	$ 21.70
Share units outstanding and expected to vest at period end	$ 16.07